Label	Element	Value
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026 | SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.00%
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026 | SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026 | SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.90%)